Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value Amounts Of Derivative Instruments Reported On Our Consolidated Balance Sheet [Table Text Block]
The following table summarizes the fair value amounts of derivative instruments reported on our Consolidated Balance Sheet. The fair value amounts are presented on a gross basis, are segregated by derivatives that are designated and qualifying as hedging instruments or those that are not, and are further segregated by type of contract within those two categories. Notional amounts are reference amounts from which contractual obligations are derived and are not recorded on the balance sheet. In our view, derivative notional is not an accurate measure of our derivative exposure when viewed in isolation from other factors, such as market rate fluctuations and counterparty credit risk.

	2015			2014
	Derivative contracts in a		Notional amount	Derivative contracts in a		Notional amount
December 31, ($ in millions)	receivable position (a)	payable position (b)		receivable position (a)	payable position (b)
Derivatives qualifying for hedge accounting
Interest rate contracts
Swaps (c) (d) (e)	$126	$9	$14,151	$118	$7	$18,554
Foreign exchange contracts
Forwards	—	1	189	—	—	210
Total derivatives qualifying for hedge accounting	126	10	14,340	118	7	18,764
Economic hedges
Interest rate contracts
Swaps	30	51	6,101	40	65	11,979
Futures and forwards	2	2	1,905	4	2	18,886
Written options	—	72	18,220	—	94	14,823
Purchased options	73	—	18,240	94	—	15,159
Total interest rate risk	105	125	44,466	138	161	60,847
Foreign exchange contracts
Swaps	—	—	—	—	74	1,210
Futures and forwards	—	—	278	5	4	304
Total foreign exchange risk	—	—	278	5	78	1,514
Equity contracts
Forwards	—	9	32	—	3	74
Written options	—	1	—	—	3	1
Purchased options	2	—	—	2	—	—
Total equity risk	2	10	32	2	6	75
Total economic hedges	107	135	44,776	145	245	62,436
Total derivatives	$233	$145	$59,116	$263	$252	$81,200

(a)
Derivative contracts in a receivable position are classified as other assets on the Consolidated Balance Sheet, and includes accrued interest of $46 million and $50 million at December 31, 2015, and 2014, respectively.

(b)
Derivative contracts in a liability position are classified as accrued expenses and other liabilities on the Consolidated Balance Sheet, and includes accrued interest of $12 million and $17 million at December 31, 2015, and 2014, respectively.

(c)
Includes fair value hedges consisting of receive-fixed swaps on fixed-rate debt obligations with $112 million and $97 million in a receivable position, $3 million and $1 million in a payable position, and a $6.8 billion and $4.7 billion notional amount at December 31, 2015, and December 31, 2014, respectively. Of the hedge notional amount at December 31, 2015, $2.6 billion is associated with debt maturing in five or more years.

(d)
Other fair value hedges include pay-fixed swaps on portfolios of held-for-investment automotive loan assets with $13 million and $21 million in a receivable position, $3 million and $6 million in a payable position, and a $6.8 billion and $13.9 billion notional amount at December 31, 2015, and December 31, 2014, respectively.

(e)
Fair value hedges were executed during the fourth quarter consisting of receive-fixed swaps on fixed-rate secured debt obligations (FHLB Advances) with $1 million in a receivable position, $2 million in a payable position, and a $500 million notional amount at December 31, 2015.

Gains and Losses on Derivative Instruments Reported in our Consolidated Statement of Income [Table Text Block]
The following table summarizes the location and amounts of gains and losses on derivative instruments reported in our Consolidated Statement of Income.

Year ended December 31, ($ in millions)	2015	2014	2013
Derivatives qualifying for hedge accounting
(Loss) gain recognized in earnings on derivatives
Interest rate contracts
Interest and fees on finance receivables and loans (a)	$(9)	$15	$7
Interest on long-term debt (b) (c)	35	199	(389)
Gain (loss) recognized in earnings on hedged items
Interest rate contracts
Interest and fees on finance receivables and loans (d)	39	34	2
Interest on long-term debt (e)	(30)	(185)	402
Total derivatives qualifying for hedge accounting	35	63	22
Economic derivatives
(Loss) gain recognized in earnings on derivatives
Interest rate contracts
Servicing asset valuation and hedge activities, net	—	—	(112)
Loss on mortgage and automotive loans, net	(2)	—	(37)
Other income, net of losses	(17)	(37)	14
Total interest rate contracts	(19)	(37)	(135)
Foreign exchange contracts (f)
Interest on long-term debt	(139)	(172)	94
Other income, net of losses	12	12	24
Total foreign exchange contracts	(127)	(160)	118
Equity contracts
Compensation and benefits expense	(10)	(5)	—
Total equity contracts	(10)	(5)	—
(Loss) gain recognized in earnings on derivatives	$(121)	$(139)	$5

(a)
Amounts exclude losses related to interest for qualifying accounting hedges of portfolios of retail automotive loans held-for-investment, which are primarily offset by the fixed coupon payments of the loans. The losses were $64 million, $61 million, and $9 million for the years ended December 31, 2015, and 2014, and 2013, respectively.

(b)
Amounts exclude gains related to interest for qualifying accounting hedges of debt, which are primarily offset by the fixed coupon payment on the long-term debt. The gains were $97 million, $112 million, and $131 million for the years ended December 31, 2015, 2014, and 2013, respectively.

(c)
Amounts exclude gains related to interest for qualifying accounting hedges of secured debt (FHLB Advances), which are primarily offset by the fixed coupon payment on the long-term debt. The gains were $1 million for the year ended December 31, 2015.

(d)	Amounts exclude losses related to amortization of deferred loan basis adjustments on the de-designated hedged item of $8 million for the year ended December 31, 2015.

(e)
Amounts exclude gains related to amortization of deferred basis adjustments on the de-designated hedged item of $73 million, $155 million, and $247 million for the years ended December 31, 2015, 2014, and 2013, respectively.

(f)
Amounts exclude gains and losses related to the revaluation of the related foreign-denominated debt or receivable. Gains of $132 million, and $165 million, and losses of $117 million, were recognized for the years ended December 31, 2015, 2014, and 2013, respectively.

Derivative Instruments Used In Cash Flow and Net Investment Hedge Accounting Relationships [Table Text Block]
The following table summarizes derivative instruments used in cash flow and net investment hedge accounting relationships.

Year ended December 31, ($ in millions)	2015	2014	2013
Cash flow hedges
Interest rate contracts
Loss reclassified from accumulated other comprehensive income to interest on long-term debt	$—	$(2)	$(7)
Total interest on long-term debt	$—	$(2)	$(7)
Gain recognized in other comprehensive income	$2	$2	$6
Net investment hedges
Foreign exchange contracts
Loss reclassified from accumulated other comprehensive income to income (loss) from discontinued operations, net	$(4)	$—	$(250)
Total loss from discontinued operations, net	$(4)	$—	$(250)
Gain recognized in other comprehensive income (a)	$33	$13	$309

(a)
The amounts represent the effective portion of net investment hedges. There are offsetting amounts recognized in accumulated other comprehensive income related to the revaluation of the related net investment in foreign operations, including the tax impacts of the hedge and related net investment, as disclosed separately in Note 19. There were losses of $59 million, $41 million, and $582 million for the years ended December 31, 2015, 2014, and 2013, respectively.